EMPLOYEE BENEFITS OBLIGATIONS - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2023 CAD ($)	Mar. 31, 2024 CAD ($) funded_defined_benefit_pension_plan shares	Mar. 31, 2023 CAD ($) shares
Disclosure of defined benefit plans [line items]
Number of registered funded defined benefit pension plans | funded_defined_benefit_pension_plan		3
Number of registered funded defined benefit pension plans for employees | funded_defined_benefit_pension_plan		2
Number of registered funded defined benefit pension plans for designated executives | funded_defined_benefit_pension_plan		1
Letters of credit outstanding		$ 54.3	$ 56.5
Post-employment benefits, expense (gain)		$ (34.6)	$ (38.5)
Number of common shares in the pension plan assets (in shares) | shares		0	0
Average duration of the defined benefit obligation (in years)		18 years
Discontinued operations
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		$ 0.4	$ (1.6)
Funded plans
Disclosure of defined benefit plans [line items]
Settlement gain		5.4	0.0
Funded plans | Discontinued operations
Disclosure of defined benefit plans [line items]
Settlement gain		0.2
Funded plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Settlements	$ 168.9	168.9	11.7
Funded plans | Fair value of plan assets
Disclosure of defined benefit plans [line items]
Settlements	$ (163.5)	(163.5)	(11.7)
Cost of sales
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(18.1)	(19.4)
Research and development expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(4.5)	(5.8)
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(12.8)	(8.4)
Restructuring, integration and acquisition costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(3.2)	0.0
Finance expense
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(1.8)	(3.3)
Capitalized pension costs
Disclosure of defined benefit plans [line items]
Post-employment benefits, expense (gain)		(2.6)	$ (3.2)
Other gains and losses | Funded plans
Disclosure of defined benefit plans [line items]
Settlement gain		$ 5.2